SHARE OPTIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Weighted-average remaining contractual life of options outstanding	5 years 3 months 26 days	5 years 22 days
Share based payments charge	$ 816,000	$ 839,000	$ 1,607,000
share based payments capitalised in intangible development project assets	$ 24,000	$ 80,000	$ 238,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Opening share price	$ 0.26	$ 0.57	$ 1.28
Closing share price	0.95	0.26	0.57
Average share price		0.52
American depositary share [Member]
Disclosure of classes of share capital [line items]
Opening share price	1.03	2.29	5.10
Closing share price	3.81	1.03	2.29
Average share price		$ 2.06